Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities

Contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1, 2018	March 31, 2019
Contract assets	15,241	19,147
Contract liabilities*	258,327	254,646

*	Contract liabilities are included in the consolidated balance sheets as “Other”, both current and non-current.

Summary of Remaining Performance Obligations that are Unsatisfied usage-based royalty revenue on licenses of intellectual property. The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied at March 31, 2019, of which more than half are expected to be recognized within one year and substantially all within three years.

Yen in millions
March 31, 2019
Pictures — Motion Pictures and Television Productions*[1]	476,197
Pictures — Media Networks	25,996
Music*[2]	93,783
Others	45,597

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2

Amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content. These contracts also include sales-based or usage-based royalties that are excluded from the amount above, of which substantially all are recognized as revenue within three years.

Schedule of Contract Costs	Contract costs are comprised as follows:

	Yen in millions
	April 1, 2018	March 31, 2019
Incremental costs of obtaining a contract	7,703	6,581